Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Finance Lease Liabilities [Abstract]
Finance Lease Liabilities

Finance lease liabilities as of December 31, 2016 and 2017 are as follows and are included in current and non-current trade and other payables, net, in the consolidated statements of financial position:

		2016		2017
		Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
		In millions of won
Less than 1 year	￦	175,512	121,176	174,534	131,792
1 ~ 5 years		404,029	306,282	272,994	204,069
More than 5 years		152,247	113,721	108,748	82,399

	￦	731,788	541,179	556,276	418,260

Current and non-current portion of financial lease liabilities
Current and non-current portion of financial lease liabilities as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Current finance lease liabilities	￦	121,176	131,792
Non-current finance lease liabilities		420,003	286,468

	￦	541,179	418,260

Minimum lease payment and contingent rent payment recognized as an expense
Minimum lease payment and contingent rent payment recognized as an expense as a lessee for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Minimum lease payment	￦	177,585	158,859
Contingent rent payment		(20,956)	(21,024)

Changes in finance lease liabilities
Changes in finance lease liabilities for the year ended December 31, 2017 are as follows:

Beginning balance	Cash flow	Ending balance
In millions of won
￦541,179	(122,919)	418,260